Investment in associates and joint ventures - Additional information (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Share of result from associates and joint ventures	€ 20,000,000	€ 34,000,000
TTB [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Proportion of ownership interest in associate	23.00%		23.00%
Impairment losses	€ 0
Share of result from associates and joint ventures	€ 32,000,000		€ 70,000,000
Terminal growth rate	2.15%		1.60%
Discount rate (cost of equity)	9.36%		8.49%
Decrease (change) in long term growth rate	5.25%
Change in discount rate	1.43%
Decrease in forecasted cash flow projections that would reduce recoverable amount to carrying amount	15.40%
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Share of result from associates and joint ventures	€ 23,000,000		€ 66,000,000